Financial Income (Expenses), Net - Schedule of Financial Income (Expenses), Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Financial Income (Expenses), Net [Abstract]
Foreign currency exchange differences	$ (660)	$ (1,078)	$ (4,377)
Realized and unrealized losses on derivative instruments	(609)
Interest income on short-term deposits	6,121	6,669	2,298
Other	(57)	46	309
Total financial income (expenses), net	$ 4,795	$ 5,637	$ (1,770)